Certain Risk and Concentration (Foreign Currency Risk and Interest Rate Risk) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2013 USD ($) contracts	Jun. 26, 2015 CNY (¥)	Jan. 09, 2015 CNY (¥)
Derivative [Line Items]
Loan exposed to the foreign currency exchange risk | ¥		¥ 85,000
Foreign exchange forward contracts [Member]
Derivative [Line Items]
Number of derivative financial instruments agreements entered into | contracts	2
Notional amount of foreign exchange forward contracts	$ 20,000
Cross currency interest rate swap contract [Member]
Derivative [Line Items]
Notional amount of cross currency interest rate swap contract | ¥			¥ 85,000
Interest swap contract [Member]
Derivative [Line Items]
Number of derivative financial instruments agreements entered into | contracts	1
Notional amount of foreign exchange forward contracts	$ 20,000
Amount of loan related to interest swap contract	$ 20,000